Employee benefits	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Employee benefits
23. Employee benefits
(1) Overview of post-employment benefit Plans
Upon terminations of employment, employees of TMC and subsidiaries in Japan are entitled, under the retirement plans of each company, to lump-sum
indemnities or pension payments, based on current rates of pay and length of service or the number of “points” mainly determined by those. Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. In cases of involuntary termination, including retirement upon reaching the mandatory retirement age, employees are granted an additional allowance.
Effective October 1, 2004, TMC amended its retirement plan to introduce a “point” based retirement benefit plan. Under the new plan, employees are entitled to lump-sum
or pension payments determined based on accumulated “points” vested in each year of service.
There are three types of “points” that vest in each year of service consisting of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee. Under normal circumstances, the minimum payment prior to retirement age is an amount reflecting an adjustment rate applied to represent voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the age limit.
Effective October 1, 2005, TMC partly amended its retirement plan and introduced the quasi cash-balance plan under which benefits are determined based on the variable-interest crediting rate rather than the fixed-interest crediting rate as was in the pre-amended
plan.
TMC and most subsidiaries in Japan have contributory funded defined benefit pension plans, which are pursuant to the Corporate Defined Benefit Pension Plan Law (CDBPPL). Contributions to the plans are funded with several financial institutions in accordance with the applicable laws and regulations. These pension plan assets consist principally of common stocks, government bonds and insurance contracts.
Most foreign subsidiaries have pension plans or severance indemnity plans covering substantially all of their employees under which the cost of benefits is currently invested or accrued. The benefits for these plans are based primarily on lengths of service and current rates of pay.
These post-employment benefit plans are exposed to general investment risk, interest rate risk and inflation risk.
Pension costs and defined benefit obligations are dependent on assumptions used in calculating such amounts. These assumptions include discount rates, retirement rate, salary increase rate, mortality rates and other factors. While management believes that the assumptions used are appropriate, differences in actual experience or changes in assumptions may affect Toyota’s pension costs and obligations.
The most critical assumption impacting the calculation of pension costs and defined benefit obligations is the discount rates. Toyota determines discount rates mainly based on the rates of high quality fixed income bonds currently available and expected to be available during the period to maturity of the defined benefit pension plans.
Toyota uses a March 31 measurement date for its post-employment benefit plans.

(2) Defined benefit obligations and plan assets
Changes in present value of defined benefit obligations and fair value of plan assets are as follows:

	Yen in millions
	For the years ended March 31,
	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Present value of defined benefit obligations:
Benefit obligations at beginning of year	1,898,339	1,651,016	1,729,554	1,622,053
Current service cost	76,758	49,225	62,259	50,747
Interest cost	26,290	81,411	37,798	81,582
Remeasurements:
Changes in demographic assumptions	(3,635)	68	(2,153)	1,944
Changes in financial assumptions	(181,128)	(48,712)	(181,466)	(33,796)
Other	(385)	(15,579)	4,347	44,858
Past service cost	(184)	(3,027)	(409)	(591)
Plan participants’ contributions	1,065	4,355	1,027	4,657
Benefits paid	(86,871)	(76,204)	(86,522)	(84,889)
Effect of changes in exchange rates and other	(696)	(20,499)	(86,937)	114,563

Benefit obligations at end of year	1,729,554	1,622,053	1,477,496	1,801,130

Fair value of plan assets:
Plan assets at beginning of year	2,128,476	1,284,918	2,081,009	1,271,236
Interest income	29,462	57,149	48,763	63,712
Remeasurement
Actual return on plan assets, excluding interest income	(66,135)	(33,874)	106,715	892
Employer contributions	35,669	19,016	48,385	19,099
Plan participants’ contributions	1,065	4,355	1,027	4,657
Benefits paid	(47,528)	(42,023)	(46,738)	(47,090)
Effect of changes in exchange rates and other	—	(18,305)	(286,583)	97,536

Plan assets at end of year	2,081,009	1,271,236	1,952,578	1,410,042

The impact of minimum funding requirement and asset ceiling	572,107	—	718,851	—

Net defined benefit liability (asset)	220,652	350,817	243,769	391,088

“Effect of changes in exchange rates and other” for the year ended March 31, 2026 includes a partial return from retirement benefit trusts and amounts reclassified to assets held for sale and liabilities directly associated with assets held for sale.

The funded defined benefit obligations and the unfunded defined benefit obligations are as follows:

	Yen in millions
	March 31,
	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Funded defined benefit obligations	1,265,948	1,225,195	1,076,271	1,342,118
Plan assets	(2,081,009)	(1,271,236)	(1,952,578)	(1,410,042)
The impact of minimum funding requirement and asset ceiling	572,107	—	718,851	—

Subtotal	(242,954)	(46,040)	(157,457)	(67,924)

Unfunded defined benefit obligations	463,606	396,857	401,226	459,012

Total	220,652	350,817	243,769	391,088

The net defined benefit liability (asset) recognized in the consolidated statement of financial position are comprised of the following:

	Yen in millions
	March 31,
	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Retirement benefit liabilities	562,375	457,193	505,624	516,859
Other non-current assets (Retirement benefit assets)	(341,723)	(106,376)	(261,855)	(125,771)

Net amount recognized	220,652	350,817	243,769	391,088

The weighted average duration of defined benefit obligations are as follows:

	March 31,
	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Weighted average duration of defined benefit obligations	16.9 years	13.1 years	16.8 years	12.0 years
(3) The major items of actuarial assumption
The weighted-average discount rates used to determine the present value of defined benefit obligations are as follows:

	March 31,
	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Discount rate	2.2%	5.4%	3.1%	5.5%

(4) Fair value of plan assets
Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of long-term overall plan asset management. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth
assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes benchmark return rates for each individual investment, combines these individual benchmark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.
The following table summarizes the fair value of classes of plan assets.

	Yen in millions
	March 31, 2025
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not available
Stocks	375,443	—	375,443	128,908	—	128,908
Government bonds	239,849	—	239,849	301,955	—	301,955
Bonds (other)	2,177	77,768	79,944	—	246,851	246,851
Commingled funds	—	500,917	500,917	—	398,380	398,380
Insurance contracts	—	224,694	224,694	—	—	—
Other	400,852	259,310	660,162	44,066	151,076	195,142

Total	1,018,321	1,062,688	2,081,009	474,929	796,306	1,271,236

	Yen in millions
	March 31, 2026
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not available
Stocks	357,318	—	357,318	161,268	—	161,268
Government bonds	391,927	—	391,927	307,740	29,380	337,120
Bonds (other)	314	76,390	76,705	—	261,867	261,867
Commingled funds	—	522,785	522,785	—	470,609	470,609
Insurance contracts	—	154,224	154,224	—	—	—
Other	219,996	229,623	449,619	36,022	143,157	179,179

Total	969,555	983,023	1,952,578	505,029	905,013	1,410,042

“Other” consists of cash equivalents, other private placement investment funds and other assets.

(5) The impact of minimum funding requirements and asset ceilings
The impact of minimum funding requirements and asset ceilings is as follows:

	Yen in millions
	For the years ended March 31,
	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Beginning balance of the fiscal year	268,228	—	572,107	—
Interest income	4,694	—	13,542	—
Remeasurements:
Change in asset ceiling excluding interest income	299,185	—	133,201	—
Translation adjustments	—	—	—	—

Ending balance of the fiscal year	572,107	—	718,851	—

(6) The sensitivity analysis
The following table illustrates the effects on defined benefit obligations of the change in weighted-average discount rates, assuming all other assumptions are consistent.

	Yen in millions
	March 31,
	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	119,138	113,268	88,346	120,176
0.5% increase	(103,296)	(110,060)	(80,862)	(118,461)
(7) Impact on future cash flow
Contributions to plan assets by TMC and some of its consolidated subsidiaries are determined by various factors such as employee salary levels and years of service, funded status of plan assets, and actuarial calculations. In addition, according to the rules of the defined benefit corporate pension law, the corporate pension fund system recalculates the amount of the balance every five years with the end date of the reporting period as the base date so that financial balance can be maintained in the future. TMC and some of its consolidated subsidiaries may make a necessary contribution if the reserve amount is below the minimum reserve amount.
In the following year (the year ending March 31, 202
7
), Toyota expects to contribute ¥34,336 million for Japanese plans and ¥18,488 million for foreign plans to the post-employment benefit plans.
(8) Benefit obligations for
non-retirement
pension for retirees and benefit obligations for absentee
Toyota’s U.S. subsidiaries provide certain health care and life insurance benefits to eligible retired employees. In addition, Toyota provides benefits to certain former or inactive employees after employment, but before retirement. These benefits are provided through various insurance companies, health care providers and others. The costs of these benefits are recognized over the period the employee provides credited service to Toyota. Toyota’s obligations under these arrangements are not material.

(9) Payroll expenses
Payroll expenses included in “Cost of products sold” and “Selling, general and administrative” in the consolidated statement of income (including expenses for post-employment benefit plans) for the years ended March 31, 2024, 2025 and 2026 are ¥4,385,112 million, ¥4,794,497 million and ¥5,081,959 million, respectively.